Legal proceedings update (Details) € in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
France | Lucentis [member]
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities, maximum fine					$ 452.0
Other expense related to legal matters	$ 443.0
Greece | Novartis (Hellas) S.A.C.I., Metamorphosis/Athens [member]
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities, damages claimed				$ 1.2
Estimated financial effect of contingent liabilities, compensation for moral damages		€ 229	$ 225.0